Long Term Bank Loans (Details 1) - Dec. 31, 2018	USD ($)	CNY (¥)
June 19, 2019 | $	$ 145,400
December 19, 2019 | $	290,800
June 19, 2020 | $	290,800
December 19, 2020 | $	872,400
June 19, 2021 | $	872,400
December 19, 2021 | $	1,017,800
June 19, 2022 | $	1,017,800
December 19, 2022 | $	1,017,800
June 19, 2023 | $	1,017,800
December 19, 2023 | $	1,017,800
June 19, 2024 | $	1,017,800
Total | $	$ 8,578,600
RMB [Member]
June 19, 2019 | ¥		¥ 1,000,000
December 19, 2019 | ¥		2,000,000
June 19, 2020 | ¥		2,000,000
December 19, 2020 | ¥		6,000,000
June 19, 2021 | ¥		6,000,000
December 19, 2021 | ¥		7,000,000
June 19, 2022 | ¥		7,000,000
December 19, 2022 | ¥		7,000,000
June 19, 2023 | ¥		7,000,000
December 19, 2023 | ¥		7,000,000
June 19, 2024 | ¥		7,000,000
Total | ¥		¥ 59,000,000